Fair Value Measurements (Details) (USD $)	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				3 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Mar. 28, 2013	Apr. 29, 2012	Mar. 28, 2012	Oct. 28, 2013
Estimate of Fair Value, Fair Value Disclosure [Member] | Level 2 [Member]
Liabilities:
Long-term debt, fair value	$ 14,650,000,000	$ 13,590,000,000		$ 5,350,000,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Liabilities:
Long-term debt, fair value	14,730,000,000	13,600,000,000		4,870,000,000
Successor [Member]
Liabilities:
Impairment loss	0	0
Costs related to restructuring and productivity initiatives	410,000,000	435,000,000
Asset impairment charges	2,000,000	79,000,000
Successor [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives	346,000,000	574,000,000
Total assets at fair value	346,000,000	574,000,000
Liabilities:
Derivatives	237,000,000	141,000,000
Total liabilities at fair value	237,000,000	141,000,000
Successor [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives	0	0
Total assets at fair value	0	0
Liabilities:
Derivatives	0	0
Total liabilities at fair value	0	0
Successor [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives	346,000,000	574,000,000
Total assets at fair value	346,000,000	574,000,000
Liabilities:
Derivatives	237,000,000	141,000,000
Total liabilities at fair value	237,000,000	141,000,000
Successor [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives	0	0
Total assets at fair value	0	0
Liabilities:
Derivatives	0	0
Total liabilities at fair value	0	0
Successor [Member] | Facility Closing [Member]
Liabilities:
Costs related to restructuring and productivity initiatives	66,000,000	204,000,000
Predecessor [Member]
Liabilities:
Impairment loss			0	(36,000,000)		0
Costs related to restructuring and productivity initiatives	6,000,000
Asset impairment charges			0		0		41,000,000
Predecessor [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives				68,000,000
Total assets at fair value				68,000,000
Liabilities:
Derivatives				81,000,000
Total liabilities at fair value				81,000,000
Predecessor [Member] | Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives				0
Total assets at fair value				0
Liabilities:
Derivatives				0
Total liabilities at fair value				0
Predecessor [Member] | Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives				68,000,000
Total assets at fair value				68,000,000
Liabilities:
Derivatives				81,000,000
Total liabilities at fair value				81,000,000
Predecessor [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Derivatives				0
Total assets at fair value				0
Liabilities:
Derivatives				0
Total liabilities at fair value				0
Predecessor [Member] | Facility Closing [Member]
Liabilities:
Costs related to restructuring and productivity initiatives	6,000,000		6,000,000
Asset impairment charges						51,000,000
Predecessor [Member] | Asia Pacific [Member]
Liabilities:
Impairment loss				$ (36,000,000)				$ (36,000,000)